Related Party Transactions (Details) - USD ($)		1 Months Ended		3 Months Ended		5 Months Ended	9 Months Ended
	Aug. 19, 2020	Oct. 22, 2020	Sep. 30, 2020	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions (Details) [Line Items]
Offering and formation costs	$ 25,000
Shares issued (in Shares)			30,000
Shares forfeiture (in Shares)			375,000
Administrative service expense		$ 10,000
Payments for Other Fees				$ 30,000			$ 90,000
Accrued expenses				$ 110,000		$ 20,000	$ 110,000
Due to Employees			$ 375,000
Accrued fees						20,000
Aggregate principal amount	$ 300,000
Outstanding under the promissory note						$ 58,063
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Transferred founder shares (in Shares)			30,000
Business combination [Member]
Related Party Transactions (Details) [Line Items]
Description of business combination						Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into Class A shares at a price of $10.00 per share. Such shares would be identical to the Private Placement Shares.	Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into shares at a price of $10.00 per share. Such shares would be identical to the Private Placement Shares.
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Transferred shares (in Shares)	3,593,750		2,875,000
Shareholder issued and outstanding shares percentage			20.00%
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Transferred shares (in Shares)			718,750
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares forfeiture (in Shares)			375,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Transferred shares (in Shares)	3,593,750				2,875,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Transferred shares (in Shares)					718,750
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)				$ 12		$ 12	$ 12